Note 20 - Other Assets (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Other Assets Abstract
Financial Assets Pledged as Collateral	$ 3,625,263,000	$ 3,626,742,000	$ 3,751,799,000
Tax Advances	388,733,000	97,799,000	120,005,000
Other Assets Prepayments	1,160,403,000	1,128,342,000	825,244,000
Advances to Suppliers of Goods	152,848,000	393,695,000	876,625,000
Other Miscellaneous Assets	327,504,000	288,194,000	378,786,000
Advances to Personnel	8,155,000	66,907,000	218,423,000
Foreclosed Assets	8,600,000	6,941,000	13,809,000
Other Non-financial Assets	39,133,000	137,801,000	90,939,000
OTHER ASSETS	$ 5,710,639,000	$ 5,746,421,000	$ 6,275,630,000